UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 6.5%
The Boeing Co.	93,493	$6,508,983
General Dynamics Corp.	93,000	6,149,160

		12,658,143

Beverages – 3.4%
The Coca-Cola Co.	175,470	6,655,577

Capital Markets – 1.0%
Ameriprise Financial, Inc.	33,066	1,874,511

Consumer Finance – 6.7%
American Express Co.	229,709	13,061,254

Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	124,728	5,048,989

Diversified Telecommunication Services – 1.5%
Verizon Communications, Inc.	64,800	2,952,936

Energy Equipment & Services – 6.3%
Schlumberger Ltd.	168,194	12,165,472

Food & Staples Retailing – 1.0%
Wal-Mart Stores, Inc.	27,424	2,023,891

Food Products – 1.1%
Mondelez International, Inc.	53,285	2,203,335

Health Care Equipment & Supplies – 0.5%
Medtronic, Inc.	22,800	983,136

Household Products – 3.9%
The Procter & Gamble Co.	109,960	7,626,826

Industrial Conglomerates – 3.7%
General Electric Co.	317,848	7,218,328

Insurance – 6.9%
Berkshire Hathaway, Inc., Class B (a)	152,557	13,455,527

IT Services – 11.2%
International Business Machines Corp.	81,355	16,877,095
The Western Union Co.	266,480	4,855,266

		21,732,361

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	29,749	1,143,849

Machinery – 3.5%
Caterpillar, Inc.	78,108	6,720,412

Metals & Mining – 1.1%
Freeport-McMoRan Copper & Gold, Inc.	53,600	2,121,488

Multiline Retail – 7.1%
Target Corp.	216,661	13,751,474

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels – 7.5%
BP Plc - ADR	31,546	$1,336,288
Exxon Mobil Corp.	144,677	13,230,712

		14,567,000

Pharmaceuticals – 12.7%
AstraZeneca Plc - ADR	64,000	3,063,040
Johnson & Johnson	80,592	5,553,595
Merck & Co., Inc.	83,999	3,788,355
Novartis AG - ADR	116,044	7,108,855
Pfizer, Inc.	204,166	5,073,525

		24,587,370

Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.	40,915	927,952

Software – 5.6%
Microsoft Corp.	367,277	10,937,509

Tobacco – 3.6%
Altria Group, Inc.	77,000	2,571,030
Philip Morris International, Inc.	50,136	4,509,232

		7,080,262

Wireless Telecommunication Services – 0.9%
Vodafone Group Plc - ADR	64,452	1,836,560

Total Long-Term Investments (Cost – $38,494,608) – 99.4%		193,334,162

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	892,277	892,277

Total Short-Term Securities (Cost – $892,277) – 0.5%		892,277

Total Investments (Cost – $39,386,885*) – 99.9%		194,226,439
Other Assets Less Liabilities – 0.1%		170,652

Net Assets – 100.0%		$194,397,091

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$36,422,583

Gross unrealized appreciation.	$158,044,650
Gross unrealized depreciation.	(240,794)

Net unrealized appreciation	$157,803,856

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	685,887	206,390	892,277	$779

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2012	1

Schedule of Investments (concluded)

(c)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$193,334,162	—	—	$193,334,162
Short-Term Securities	892,277	—	—	892,277

Total	$194,226,439	—	—	$194,226,439

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended September 30, 2012.

2	BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	November 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	November 21, 2012